Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (286,087)	$ 2,588	$ (716,712)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	9,340	12,576	18,527
Compensation from stock options and awards	6,219	8,706	13,218
Stock option cancellations			15,687
Amortization of bond discounts and deferred financing costs	6,047	5,051	15,479
(Gain) loss on sale and retirement of property and assets	(266)	(69)	487
Loss (income) from unconsolidated joint ventures	8,958	(956)	46,041
Distributions of earnings from unconsolidated joint ventures	1,583	2,251	4,093
Gain on extinguishment of debt	(7,528)	(25,047)	(410,185)
Inventory impairment and land option write-offs	101,749	135,699	659,475
Decrease (increase) in assets:
Mortgage notes receivable	14,154	(16,780)	21,056
Restricted cash, receivables, prepaids, deposits, and other assets	59,686	40,400	(74,293)
Inventories	(88,385)	(27,726)	354,676
State and federal income tax assets			126,826
Increase (decrease) in liabilities:
State and federal income tax liabilities	23,919	(44,444)	62,354
Customers’ deposits	7,150	(9,291)	(9,865)
Accounts payable, accrued interest and other accrued liabilities	(63,954)	(50,471)	(156,592)
Net cash (used in) provided by operating activities	(207,415)	32,487	(29,728)
Cash flows from investing activities:
Proceeds from sale of property and assets	1,341	474	1,069
Purchase of property, equipment, and other fixed assets and acquisitions	(826)	(2,456)	(750)
Investment in and advances to unconsolidated joint ventures	(4,071)	(5,262)	(32,185)
Distributions of capital from unconsolidated joint ventures	4,751	7,228	11,959
Net cash provided by (used in) investing activities	1,195	(16)	(19,907)
Cash flows from financing activities:
Proceeds from mortgages and notes	16,614	9,125
Payments related to mortgages and notes	(14,247)	(5,662)	(2,368)
Net proceeds from Senior Notes	151,220
Net proceeds from Senior Secured Notes	12,660		752,046
Net proceeds from TEU issuance	83,707
Net proceeds from Common Stock issuance	54,899
Net (payments) proceeds related to mortgage warehouse lines of credit	(23,914)	17,786	(28,934)
Deferred financing cost from note issuances	(5,396)	(1,656)
Principal payments and debt repurchases	(185,763)	(111,576)	(1,092,473)
Net cash provided by (used in) financing activities	89,780	(91,983)	(371,729)
Net decrease in cash and cash equivalents	(116,440)	(59,512)	(421,364)
Cash and cash equivalents balance, beginning of year	367,180	426,692	848,056
Cash and cash equivalents balance, end of year	250,740	367,180	426,692
Supplemental disclosures of cash flows:
Income taxes	$ (28,008)	$ (253,425)	$ (145,443)